                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                RULE 24F-2 NOTICE

                                       FOR

                         TEMPORARY INVESTMENT FUND, INC.
                              (Name of Registrant)

                 Investment Company Act of 1940 File No. 2-47015


                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                                    Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                Class B and Class B-Special Series 1 Common Stock
                Class C and Class C-Special Series 1 Common Stock

                              --------------------

1. The following information is set forth pursuant to the requirements of Rule 24f-2(b)(1):

             (i)  Fiscal year for which notice is filed:

                  For the fiscal year ended September 30, 1995.

            (ii) The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f- 2 but which remained unsold at the beginning of such fiscal year.

                  Class B and Class B-Special Series 1 - None
                  Class C and Class C-Special Series 1 - None

           (iii) The number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2.

                  Class B and Class B-Special Series 1 - 4,156,729,236 Class C and Class C-Special Series 1 - --
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            (iv)  The number or amount of securities sold/reinvested
                  during such fiscal year:

                  Class B and Class B-Special Series 1 - 86,677,695,880 shares (See Exhibit A) Class C and Class C-Special Series 1 - 73,183,956,502 shares (See Exhibit A)

             (v) The number or amount of securities sold/reinvested during such fiscal year in reliance upon registration pursuant to Rule 24f-2:

                  Class B and Class B-Special Series 1 - 82,521,256,644 Class C and Class C-Special Series 1 - 73,183,956,502 (See Exhibit A)

2. An opinion of counsel with respect to the validity of the shares accompanies this notice.

3.       Filing Fee with respect to shares specified in 1(v) above:

         Filing Fee:  $-0-


Dated:  November 29, 1995


                                            TEMPORARY INVESTMENT FUND, INC.


                                            By: /s/ Edward J. Roach
                                                ----------------------------
                                                Edward J. Roach
                                                Vice President and Treasurer



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
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                                                              EXHIBIT A

The actual aggregate sales price for which the Portfolio Shares were sold and the actual redemption price of the Portfolio Shares redeemed by the Registrant during the fiscal year ended September 30, 1995 and the calculation of the registration fee pursuant to
Rule 24f-2(c) of the Investment Company Act of 1940, as amended ("1940 Act") is set forth below.

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                              (a)              (b)                 (c)                      (d)

                                                          Aggregate Sales Price     Shares Repurchased     Aggregate Sales Price
                                                         of Portfolio Securities         Aggregate        of Portfolio Securities
   Name of Portfolio    Gross Portfolio       24e-2          Sold at Public         Redemption Price of    on which Fee will be
                        Securities Sold     Securities      Offering Price in      Portfolio Securities            based
                                                           Reliance Upon Rule         Redeemed During
                                                                  24f-2                 Fiscal Year

                                                              (a) Minus (b)                                    (c) Minus (d)

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
        TempFund
      (Class B and       86,677,695,880   4,156,439,236      $82,521,256,644          $85,827,394,675         $3,306,138,031
   Class B - Special
       Series 1)
------------------------------------------------------------------------------------------------------------------------------------

   TempCash (Class C
  and Class C-Special    73,183,956,502         --           $73,183,956,502          $74,142,052,727           $958,096,225
       Series 1)

------------------------------------------------------------------------------------------------------------------------------------

         Total          159,861,652,382   4,156,439,236     $155,705,213,146         $159,969,447,402         $4,264,234,256

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No portion of the aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing pursuant to
Section 24(e)(1) of the 1940 Act. Pursuant to Rule 24f-2 (c) of the 1940 Act, as amended, the registration fee with respect to the
Portfolio Shares sold is calculated as follows: $155,705,213,146 - $159,969,447,402 = (4,264,234,256) x .00034483 = $-0-

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
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                               November 29, 1995



Temporary Investment Fund, Inc.
Bellevue Park Corporate Center
400 Bellevue Parkway, Suite 100
Wilmington, DE  19809

RE: RULE 24F-2 NOTICE FOR TEMPORARY INVESTMENT FUND, INC.--TEMPFUND AND TEMPCASH PORTFOLIOS (REGISTRATION NO. 247015)

Gentlemen:

         We have acted as counsel for Temporary Investment Fund, Inc., a Maryland corporation (the "Company"), in connection with the registration of 82,521,256,644 shares of Class B and Class B-Special Series 1 Common Stock and 73,183,956,502 shares of its Class C and Class C-Special Series 1 Common Stock. During the Company's fiscal year ended September 30, 1995 (the "Fiscal Year"), all of said shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. In giving the opinion stated below, we have reviewed the Company's Articles of Restatement and By-Laws, resolutions adopted by its Board of Directors and shareholders, the Company's Rule 24f-2 Notice dated November 29, 1995, and such other legal and factual matters as we have deemed appropriate.

         At all times during the Fiscal Year, the Company was authorized to issue a total of sixty billion shares of Common Stock, par value of $.001 per share, of which forty billion shares were classified as Class B Common Stock, five billion shares were classified as Class B - Special Series 1 Common Stock, five billion shares were classified as Class C Common Stock and ten billion shares were classified as Class C - Special Series 1 Common Stock.

         In addition, we have been informed by the Company that at no time during the Fiscal Year did the number of issued and outstanding shares of the Company's Class B, Class B - Special Series 1, Class C, or Class C - Special Series 1 Common Stock exceed the number of shares classified at that time as Class B, Class B - Special Series 1, Class C or Class C - Special Series 1 Common Stock, respectively.

         On the basis of the foregoing, we are of the opinion that the aforementioned shares of Class B, Class B-Special Series 1, Class C, and Class C-Special Series 1 Common Stock registered pursuant to Rule 24f-2 during the Fiscal Year were, when issued for payment as described in the Company's prospectuses for its TempFund and TempCash portfolios, respectively, validly issued, fully paid and non-assessable by the Company.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Company's Rule 24f-2 Notice.


                                        Very truly yours,


                                        /s/ DRINKER BIDDLE & REATH
                                        --------------------------
                                        DRINKER BIDDLE & REATH